Background Information (Details Narrative) - Long COVID Program [Member] - USD ($)		3 Months Ended		9 Months Ended
	May 04, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Costs and expenses	$ 9,400,000			$ 9,400,000
Research and development expense		$ 3,100,000	$ 2,500,000	$ 4,100,000	$ 2,900,000